Liquidity Risk - Summary of Sources of Wholesale Funding by Maturity (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Sources Of Wholesale Funding [Line Items]
Wholesale fund amount	£ 67,800	£ 65,700
Deposits by banks	33,862	20,973
Subordinated liabilities	2,228	2,556
Of which secured	45,100	38,700
Of which unsecured	22,700	27,000
Santander UK Group Holdings plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	10,100
Senior unsecured – privately placed	100
Subordinated liabilities and equity (incl. AT1)	3,000
Wholesale fund amount	£ 13,200
Unsecured debt issued	95.00%
Santander UK plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	£ 2,300
Senior unsecured – privately placed	500
Wholesale fund amount	54,600
Deposits by banks	200
Certificates of deposit and commercial paper	5,100
Covered bonds	12,500
Securitisation and structured issuance	700
Term Funding Scheme (TFS)	0
TFSME	31,900
Subordinated liabilities	1,400
Other group entities
Disclosure Of Sources Of Wholesale Funding [Line Items]
Securitisation and structured issuance	0
≤ 1 month
Disclosure Of Sources Of Wholesale Funding [Line Items]
Wholesale fund amount	3,100	2,200
Of which secured	200	400
Of which unsecured	2,900	1,800
≤ 1 month | Santander UK Group Holdings plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	800
Senior unsecured – privately placed	0
Subordinated liabilities and equity (incl. AT1)	0
Wholesale fund amount	800
≤ 1 month | Santander UK plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	600
Senior unsecured – privately placed	0
Wholesale fund amount	2,300
Deposits by banks	200
Certificates of deposit and commercial paper	1,300
Covered bonds	0
Securitisation and structured issuance	200
Term Funding Scheme (TFS)	0
TFSME	0
Subordinated liabilities	0
≤ 1 month | Other group entities
Disclosure Of Sources Of Wholesale Funding [Line Items]
Securitisation and structured issuance	0
>1 and ≤ 3 months
Disclosure Of Sources Of Wholesale Funding [Line Items]
Wholesale fund amount	3,200	5,600
Of which secured	0	1,600
Of which unsecured	3,200	4,000
>1 and ≤ 3 months | Santander UK Group Holdings plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	0
Senior unsecured – privately placed	0
Subordinated liabilities and equity (incl. AT1)	0
Wholesale fund amount	0
>1 and ≤ 3 months | Santander UK plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	0
Senior unsecured – privately placed	0
Wholesale fund amount	3,200
Deposits by banks	0
Certificates of deposit and commercial paper	3,000
Covered bonds	0
Securitisation and structured issuance	0
Term Funding Scheme (TFS)	0
TFSME	0
Subordinated liabilities	200
>1 and ≤ 3 months | Other group entities
Disclosure Of Sources Of Wholesale Funding [Line Items]
Securitisation and structured issuance	0
>3 and ≤ 6 months
Disclosure Of Sources Of Wholesale Funding [Line Items]
Wholesale fund amount	2,800	8,000
Of which secured	900	5,200
Of which unsecured	1,900	2,800
>3 and ≤ 6 months | Santander UK Group Holdings plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	400
Senior unsecured – privately placed	0
Subordinated liabilities and equity (incl. AT1)	800
Wholesale fund amount	1,200
>3 and ≤ 6 months | Santander UK plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	0
Senior unsecured – privately placed	0
Wholesale fund amount	1,600
Deposits by banks	0
Certificates of deposit and commercial paper	700
Covered bonds	800
Securitisation and structured issuance	100
Term Funding Scheme (TFS)	0
TFSME	0
Subordinated liabilities	0
>3 and ≤ 6 months | Other group entities
Disclosure Of Sources Of Wholesale Funding [Line Items]
Securitisation and structured issuance	0
>6 and ≤ 9 months
Disclosure Of Sources Of Wholesale Funding [Line Items]
Wholesale fund amount	200	4,100
Of which secured	100	3,000
Of which unsecured	100	1,100
>6 and ≤ 9 months | Santander UK Group Holdings plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	0
Senior unsecured – privately placed	0
Subordinated liabilities and equity (incl. AT1)	0
Wholesale fund amount	0
>6 and ≤ 9 months | Santander UK plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	0
Senior unsecured – privately placed	0
Wholesale fund amount	200
Deposits by banks	0
Certificates of deposit and commercial paper	100
Covered bonds	0
Securitisation and structured issuance	100
Term Funding Scheme (TFS)	0
TFSME	0
Subordinated liabilities	0
>6 and ≤ 9 months | Other group entities
Disclosure Of Sources Of Wholesale Funding [Line Items]
Securitisation and structured issuance	0
>9 and ≤ 12 months
Disclosure Of Sources Of Wholesale Funding [Line Items]
Wholesale fund amount	900	1,200
Of which secured	900	200
Of which unsecured	0	1,000
>9 and ≤ 12 months | Santander UK Group Holdings plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	0
Senior unsecured – privately placed	0
Subordinated liabilities and equity (incl. AT1)	0
Wholesale fund amount	0
>9 and ≤ 12 months | Santander UK plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	0
Senior unsecured – privately placed	0
Wholesale fund amount	900
Deposits by banks	0
Certificates of deposit and commercial paper	0
Covered bonds	900
Securitisation and structured issuance	0
Term Funding Scheme (TFS)	0
TFSME	0
Subordinated liabilities	0
>9 and ≤ 12 months | Other group entities
Disclosure Of Sources Of Wholesale Funding [Line Items]
Securitisation and structured issuance	0
Sub-total ≤ 1 year
Disclosure Of Sources Of Wholesale Funding [Line Items]
Wholesale fund amount	10,200	21,100
Of which secured	2,100	10,400
Of which unsecured	8,100	10,700
Sub-total ≤ 1 year | Santander UK Group Holdings plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	1,200
Senior unsecured – privately placed	0
Subordinated liabilities and equity (incl. AT1)	800
Wholesale fund amount	2,000
Sub-total ≤ 1 year | Santander UK plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	600
Senior unsecured – privately placed	0
Wholesale fund amount	8,200
Deposits by banks	200
Certificates of deposit and commercial paper	5,100
Covered bonds	1,700
Securitisation and structured issuance	400
Term Funding Scheme (TFS)	0
TFSME	0
Subordinated liabilities	200
Sub-total ≤ 1 year | Other group entities
Disclosure Of Sources Of Wholesale Funding [Line Items]
Securitisation and structured issuance	0
>1 and ≤ 2 years
Disclosure Of Sources Of Wholesale Funding [Line Items]
Wholesale fund amount	5,900	7,900
Of which secured	2,100	5,300
Of which unsecured	3,800	2,600
>1 and ≤ 2 years | Santander UK Group Holdings plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	3,000
Senior unsecured – privately placed	0
Subordinated liabilities and equity (incl. AT1)	0
Wholesale fund amount	3,000
>1 and ≤ 2 years | Santander UK plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	300
Senior unsecured – privately placed	0
Wholesale fund amount	2,900
Deposits by banks	0
Certificates of deposit and commercial paper	0
Covered bonds	1,900
Securitisation and structured issuance	200
Term Funding Scheme (TFS)	0
TFSME	0
Subordinated liabilities	500
>1 and ≤ 2 years | Other group entities
Disclosure Of Sources Of Wholesale Funding [Line Items]
Securitisation and structured issuance	0
>2 and ≤ 5 years
Disclosure Of Sources Of Wholesale Funding [Line Items]
Wholesale fund amount	41,100	28,300
Of which secured	33,700	18,600
Of which unsecured	7,400	9,700
>2 and ≤ 5 years | Santander UK Group Holdings plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	4,100
Senior unsecured – privately placed	0
Subordinated liabilities and equity (incl. AT1)	1,900
Wholesale fund amount	6,000
>2 and ≤ 5 years | Santander UK plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	1,100
Senior unsecured – privately placed	300
Wholesale fund amount	35,100
Deposits by banks	0
Certificates of deposit and commercial paper	0
Covered bonds	5,600
Securitisation and structured issuance	100
Term Funding Scheme (TFS)	0
TFSME	28,000
Subordinated liabilities	0
>2 and ≤ 5 years | Other group entities
Disclosure Of Sources Of Wholesale Funding [Line Items]
Securitisation and structured issuance	0
>5 years
Disclosure Of Sources Of Wholesale Funding [Line Items]
Wholesale fund amount	10,600	8,400
Of which secured	7,200	4,400
Of which unsecured	3,400	£ 4,000
>5 years | Santander UK Group Holdings plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	1,800
Senior unsecured – privately placed	100
Subordinated liabilities and equity (incl. AT1)	300
Wholesale fund amount	2,200
>5 years | Santander UK plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	300
Senior unsecured – privately placed	200
Wholesale fund amount	8,400
Deposits by banks	0
Certificates of deposit and commercial paper	0
Covered bonds	3,300
Securitisation and structured issuance	0
Term Funding Scheme (TFS)	0
TFSME	3,900
Subordinated liabilities	700
>5 years | Other group entities
Disclosure Of Sources Of Wholesale Funding [Line Items]
Securitisation and structured issuance	£ 0